UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Kamunting Street Capital Management, L.P.
           --------------------------------------------------
Address:   140 EAST 45TH STREET, 15TH FLOOR
           --------------------------------------------------
           NEW YORK, NY 10017
           --------------------------------------------------

Form 13F File Number:  028-11244
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kamunting Street Management, L.L.C.
           --------------------------------------------------
Title:     Allan C. Teh, Managing Member
           --------------------------------------------------
Phone:     212-490-4350
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Allan C. Teh                 NEW YORK, NY              11/14/08
       ------------------------   ---------------------------     ----------
             [Signature]                 [City, State]              [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        31
                                               -------------

Form 13F Information Table Value Total:        $144,957
                                               -------------
                                               (in thousands)



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No. Form 13F File Number                          Name

     NONE

                                                            FORM13FINFORMATIONTABLE

       COLUMN 1                COLUMN 2         COLUMN3   COLUMN 4      COLUMN 5         COLUMN 6  COLUMN 7          COLUMN 8

                                                           VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER             TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED   NONE
--------------------------     ---------------  -------   -------- ---------- -------- ---------- --------  -----------------------

ADVANCED MICRO DEVICES INC     NOTE 6.000% 5/0  007903AL1   1,156   2,500,000 PRN         SOLE              2,500,000    0       0

ADVANCED MICRO DEVICES INC     NOTE 5.750% 8/1  007903AN7   7,150  13,000,000 PRN         SOLE             13,000,000    0       0

ANADARKO PETE CORP             COM              032511107   2,575      53,090 SH          SOLE                 53,090    0       0

APEX SILVER MINES LTD          NOTE 2.875% 3/1  03760XAB7     478   2,500,000 PRN         SOLE              2,500,000    0       0

APEX SILVER MINES LTD          NOTE 4.000% 9/1  03760XAD3   1,521   7,950,000 PRN         SOLE              7,950,000    0       0

BUNGE LIMITED                  COM              G16962105   1,743      27,586 SH          SOLE                 27,586    0       0

CABOT OIL & GAS CORP           COM              127097103   3,000      83,000 SH          SOLE                 83,000    0       0

CAPITALSOURCE INC              DBCV 4.000% 7/1  14055XAE2  14,812  19,500,000 PRN         SOLE             19,500,000    0       0

CELL THERAPEUTICS INC          NOTE 7.500% 4/3  150934AK3     324   3,600,000 PRN         SOLE              3,600,000    0       0

CHENIERE ENERGY INC            NOTE 2.250% 8/0  16411RAE9   2,100  13,000,000 PRN         SOLE             13,000,000    0       0

CHESAPEAKE ENERGY CORP         COM              165167107   1,793      50,000 PRN         SOLE                 50,000    0       0

COMPUCREDIT CORP               NOTE 5.875%11/3  20478NAD2   1,493   5,750,000 PRN         SOLE              5,750,000    0       0

CYPRESS BIOSCIENCES INC        COM PAR $.02     232674507   3,991     542,946 SH          SOLE                542,946    0       0

DECODE GENETICS INC            NOTE 3.500% 4/1  243586AB0     119   1,000,000 PRN         SOLE              1,000,000    0       0

EQUITABLE RES INC              COM              294549100   4,035     110,000 SH          SOLE                110,000    0       0

FIFTH THIRD BANCORP            CNV PFD DEP1/250 316773209   5,145      50,000 SH          SOLE                 50,000    0       0

FORD MTR CO DEL                NOTE 4.250%12/1  345370CF5  19,748  30,000,000 PRN         SOLE             30,000,000    0       0

GENERAL MTRS CORP              DEB SR CONV B    370442733   9,791   1,120,000 SH          SOLE              1,120,000    0       0

GENERAL MTRS CORP              DEB SR CV C 33   370442717  12,353   1,500,000 SH          SOLE              1,500,000    0       0

HUNTINGTON BANCSHARES INC      PFD CONV SER A   446150401   2,781       4,000 SH          SOLE                  4,000    0       0

INTERPUBLIC GROUP COS INC      COM              460690100     379      48,900 SH          SOLE                 48,900    0       0

LITHIA MTRS INC                NOTE 2.875% 5/0  536797AB9   5,261   6,339,000 PRN         SOLE              6,339,000    0       0

LORAL SPACE & COMMUNICATNS L   COM              543881106   2,071     140,250 SH          SOLE                140,250    0       0

MIRANT CORP NEW                COM              60467R100     832      45,500 SH          SOLE                 45,500    0       0

NRG ENERGY INC                 COM NEW          629377508   4,005     161,800 SH          SOLE                161,800    0       0

PPL CORP                       COM              69351T106   7,125     192,467 SH          SOLE                192,467    0       0

RAIT FINANCIAL TRUST           COM              749227104     549     100,000 SH          SOLE                100,000    0       0

RECKSON OPER PARTNERSHHIP L P  DEB  4.000% 6/1  75621LAJ3  12,294  15,000,000 PRN         SOLE             15,000,000    0       0

UAL CORP                       NOTE 4.500% 6/3  902549AH7   1,728   4,000,000 PRN         SOLE              4,000,000    0       0

WILLIAMS COS INC DEL           COM              969457100  13,900     587,748 SH          SOLE                587,748    0       0

XTO ENERGY INC                 COM              98385X106   1,861      40,000 SH          SOLE                 40,000    0       0

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